united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Decathlon Market Neutral Fund

Class A Shares (DECMX)

Institutional Class Shares (DECIX)

Annual Report

December 31, 2023

1-833-786-1121

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 20, 2024

Dear Shareholders:

Strong performance from the Fund’s quantitative portfolio, with returns exceeding double digits on the year with low-single-digit volatility, was masked by the high volatility of the Fund’s fundamental portfolio resulting in a 0% return for 2023 for the Institutional class shares compared with a return of 5.04% for the ICE BofA 3-Month U.S. Treasury Bill Index. The Class A shares returned -0.35% for the year. While this was below our expectations for the strategy, we were encouraged by the consistent strong performance of the quantitative portion. Historically, our fundamental portfolio has aided the returns of the quantitative portfolio in weaker markets but has been a headwind in stronger markets as the equities that we are typically short have often exhibited very high market beta over brief periods of time. We saw a massive rally in these types of equities in the fourth quarter as market sentiment rapidly shifted due to changing expectations on the path of interest rates.

However, the Fund struggled to find scale and on February 2nd, the Board of Trustees of Advisors Preferred Trust concluded that it was in the best interest of the Fund and its Shareholders to close the Fund on February 29th.

Beaumont Capital Management, LLC	Advisors Preferred, LLC

Sub-advisor to the Fund	Advisor to the Fund

Decathlon Market Neutral Fund
Portfolio Review (Unaudited)
December 31, 2023

Comparison of the Change in Value of a $10,000 Investment
Since Inception through December 31, 2023 +

Comparison of the Change in Value of a $25,000 Investment
Since Inception through December 31, 2023 +

Decathlon Market Neutral Fund
Portfolio Review (Unaudited)(Continued)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmarks:

	One	Annualized Since Inception
	Year	April 19, 2021
Decathlon Market Neutral Fund - Class A without load	(0.35)%	(4.45)%
Decathlon Market Neutral Fund - Class A with load	(5.04)%	(6.15)%
Decathlon Market Neutral Fund - Institutional Class	0.00%	(4.12)%
ICE BofA 3-Month U.S. Treasury Bill Index**	5.04%	2.39%
Dow Jones Moderately Conservative U.S. Portfolio Index ***	9.81%	(1.54)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The total gross estimated operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2023, as supplemented November 3, 2023, is 5.42% for Class A, and 5.02% for Institutional Class. Class A shares are subject to a maximum slaes charge (load) of 4.75%. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-833-786-1121.

**	ICE BofA 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Dow Jones Moderately Conservative U.S. Portfolio Index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

+	Inception date is April 19, 2021 for Class A and Institutional Class.

Portfolio Composition	% of Net Assets
Money Market Funds	57.9%
Exchange Traded Funds	36.9%
Common Stocks	20.3%
Corporate Bonds	0.4%
Preferred Stocks	0.0	% (1)
Liabilities in Excess of Other Assets(2)	(15.5)%
	100%

Please refer to the Schedules of Investments and Securities Sold Short in this report for a detailed listing of the Fund’s holdings.

(1)	Percentage is less than 0.1%.

(2)	Net of call and put options written and securities sold short.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 20.3%
	ADVERTISING & MARKETING - 0.4%
100	Trade Desk, Inc. (The), Class A(a)	$7,196

	ASSET MANAGEMENT - 1.2%
1,918	Robinhood Markets, Inc.(a)	24,435

	BANKING - 0.8%
232	East West Bancorp, Inc.	16,692

	BIOTECH & PHARMA - 1.2%
660	Elanco Animal Health, Inc.(a)	9,834
13	Eli Lilly and Company	7,578
67	Novo Nordisk A/S - ADR	6,931
		24,343
	CHEMICALS - 0.6%
76	Albemarle Corporation	10,980

	DIVERSIFIED INDUSTRIALS - 0.6%
47	Eaton Corporation PLC	11,319

	E-COMMERCE DISCRETIONARY - 0.8%
114	Amazon.com, Inc.(a)	17,321

	ENTERTAINMENT CONTENT - 0.7%
70	Walt Disney Company (The)	6,320
619	Warner Bros Discovery, Inc.(a)	7,045
		13,365
	HEALTH CARE FACILITIES & SERVICES - 0.5%
120	Tenet Healthcare Corporation(a)	9,068

	HOME & OFFICE PRODUCTS - 0.6%
48	iRobot Corporation(a)	1,858
200	SharkNinja, Inc.	10,234
		12,092

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 20.3% (Continued)
	HOME CONSTRUCTION - 0.5%
95	Toll Brothers, Inc.	$9,765

	INTERNET MEDIA & SERVICES - 2.6%
139	Alphabet, Inc., A(a)	19,417
219	Maplebear, Inc.(a)	5,140
43	Meta Platforms, Inc., Class A(a)	15,220
198	Uber Technologies, Inc.(a)	12,191
		51,968
	LEISURE FACILITIES & SERVICES - 0.3%
55	Flutter Entertainment plc - ADR(a)	4,884

	MORTGAGE FINANCE - 1.0%
446	Blackstone Mortgage Trust, Inc., Class A	9,486
483	Starwood Property Trust, Inc.	10,153
		19,639
	OIL & GAS PRODUCERS - 0.6%
78	Diamondback Energy, Inc.	12,096

	RETAIL - DISCRETIONARY - 0.4%
40	Williams-Sonoma, Inc.	8,071

	SEMICONDUCTORS - 1.7%
54	Applied Materials, Inc.	8,752
188	Intel Corporation	9,447
149	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	15,496
		33,695
	SOFTWARE - 2.1%
52	Microsoft Corporation	19,554
35	MicroStrategy, Inc., Class A(a)	22,107
		41,661
	SPECIALTY FINANCE - 1.6%
124	Capital One Financial Corporation	16,259
1,450	SoFi Technologies, Inc.(a)	14,428
		30,687

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 20.3% (Continued)
	TECHNOLOGY SERVICES - 2.1%
231	PayPal Holdings, Inc.(a)	$14,186
1,020	Riot Blockchain, Inc.(a)	15,779
2,322	Thoughtworks Holding, Inc.(a)	11,169
		41,134

	TOTAL COMMON STOCKS (Cost $329,844)	400,411

	EXCHANGE-TRADED FUNDS — 36.9%
	EQUITY - 36.9%
439	First Trust NASDAQ Clean Edge Smart Grid	45,968
474	iShares Core S&P Total US Stock Market ETF	49,879
569	iShares Global 100 ETF	45,816
907	iShares India 50 ETF	44,670
862	iShares MSCI EAFE Value ETF	44,910
659	iShares MSCI India Small-Cap ETF	45,992
940	iShares MSCI Taiwan ETF	43,268
1,338	iShares MSCI United Kingdom ETF	44,221
1,062	iShares North American Natural Resources ETF	43,245
153	iShares Russell 1000 Growth ETF	46,385
385	iShares S&P Mid-Cap 400 Value ETF	43,905
316	iShares U.S. Basic Materials ETF	43,659
494	SPDR S&P Capital Markets ETF	50,374
974	SPDR S&P Insurance ETF	44,044
317	SPDR S&P Oil & Gas Exploration & Production ETF	43,400
245	Technology Select Sector SPDR Fund	47,158
		726,894

	TOTAL EXCHANGE-TRADED FUNDS (Cost $685,761)	726,894

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares				Fair Value
	PREFERRED STOCKS — 0.0%(b)
	BANKING — 0.0%(b)
795	First Republic Bank			$71

	TOTAL PREFERRED STOCKS (Cost $5,086)			71

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 0.4%
	PUBLISHING & BROADCASTING — 0.4%
12,000	iHeartCommunications, Inc.	8.3750	05/01/27	7,800

	TOTAL CORPORATE BONDS (Cost $9,299)			7,800

Shares
	SHORT-TERM INVESTMENTS — 57.9%
	MONEY MARKET FUNDS - 57.9%
686,626	Fidelity Money Market Government Portfolio Class I, 5.24%(c)			686,626
453,665	First American Government Obligations Fund, Class X, 5.28%(c)			453,665
	TOTAL MONEY MARKET FUNDS (Cost $1,140,291)			1,140,291

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,140,291)			1,140,291

	TOTAL INVESTMENTS - 115.5% (Cost $2,170,281)			$2,275,467
	CALL OPTIONS WRITTEN - (5.5)% (Premiums Received - $46,546)			(109,048)
	SECURITIES SOLD SHORT — (42.2)% (Proceeds - $803,443)			(831,373)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 32.2%			634,461
	NET ASSETS - 100.0%			$1,969,507

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Contracts(d)		Expiration Date	Exercise Price	Notional Amount	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (5.5)%
	CALL OPTIONS WRITTEN - (5.5)%
6	Affirm Holdings, Inc.	05/17/2024	$30	$29,484	$13,335
8	C3.ai, Inc.	07/19/2024	25	22,968	6,200
2	Coinbase Global, Inc.	01/19/2024	85	34,784	18,220
2	DraftKings, Inc.	05/17/2024	35	7,050	978
3	Gitlab, Inc.	07/19/2024	60	18,888	3,660
16	Lucid Group, Inc.	06/21/2024	5	6,736	1,328
14	Marathon Digital Holdings, Inc.	01/19/2024	9	32,886	20,482
1	NVIDIA Corporation	05/17/2024	465	49,522	7,200
8	Palantir Technologies, Inc.	03/15/2024	15	13,736	2,640
15	Redfin Corporation	05/17/2024	6	15,480	7,425
2	Rivian Automotive, Inc.	06/21/2024	20	4,692	1,274
2	Roku, Inc.	06/21/2024	100	18,332	2,530
2	Shopify, Inc.	04/19/2024	65	15,580	3,370
1	Snowflake, Inc.	06/21/2024	175	19,900	4,080
6	Upstart Holdings, Inc.	06/21/2024	28	24,516	10,530
4	Wayfair, Inc.	06/21/2024	60	24,680	5,796
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $46,546)				109,048

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $46,546)				$109,048

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2023

Shares		Fair Value
	COMMON STOCKS(a) — (1.1)%
	BEVERAGES - (0.3)%
(32)	PepsiCo, Inc.	$(5,435)

	INTERNET MEDIA & SERVICES - (0.8)%
(158)	DoorDash, Inc., Class A	$(15,625)

	EXCHANGE-TRADED FUNDS(a) — (41.1)%
	EQUITY - (40.1)%
(138)	Health Care Select Sector SPDR Fund	(18,820)
(789)	iShares Asia 50 ETF	(45,738)
(1,649)	iShares China Large-Cap ETF	(39,625)
(1,651)	iShares International Developed Property ETF	(47,323)
(458)	iShares MSCI EAFE Growth ETF	(44,357)
(724)	iShares MSCI EAFE Small-Cap ETF	(44,816)
(2,403)	iShares MSCI Hong Kong ETF	(41,740)
(1,026)	iShares MSCI Pacific ex Japan ETF	(44,539)
(701)	iShares MSCI South Korea ETF	(45,937)
(235)	iShares Russell 2000 ETF	(47,167)
(188)	iShares Russell 2000 Growth ETF	(47,417)
(80)	iShares Semiconductor ETF	(46,088)
(88)	iShares U.S. Industrials ETF	(10,064)
(815)	iShares U.S. Medical Devices ETF	(43,986)
(279)	iShares US Pharmaceuticals ETF	(51,727)
(26)	SPDR S&P 500 ETF Trust	(12,358)
(617)	SPDR S&P Biotech ETF	(55,092)
(1,465)	Utilities Select Sector SPDR Fund	(92,779)
(131)	Vanguard Real Estate ETF	(11,575)
		(791,148)
	FIXED INCOME - (1.0)%
(85)	iShares 3-7 Year Treasury Bond ETF	(9,956)
(119)	iShares iBoxx High Yield Corporate Bond ETF	(9,209)
		(19,165)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $803,443)	$(831,373)

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

Assets:
Investments Securities:
At Cost	$2,170,281
At Value	$2,275,467
Deposits with the Broker	655,074
Dividends and Interest Receivable	5,660
Total Assets	2,936,201

Liabilities:
Securities Sold Short (Proceeds $803,443)	831,373
Options Written, at value (Premiums received $46,546)	109,048
Due to advisor	24,665
Accrued Advisory Fees	1,507
Accrued Distribution Fees	63
Accrued Shareholder Servicing Fees	38
Total Liabilities	966,694

Net Assets	$1,969,507

Composition of Net Assets:
Net Assets consisted of:
Paid in Capital	$2,409,507
Accumulated Deficit	(440,000)
Net Assets	$1,969,507

Net Asset Value, Offering Price and Redemption Price Per Share
Class A:
Net Assets	$291,723
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	33,703
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.66
Maximum Offering Price Per Share (Maximum sales charge of 4.75%)(a)	$9.09

Institutional Class:
Net Assets	$1,677,784
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	192,470
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.72

(a)	On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
STATEMENT OF OPERATIONS
For Year Ended December 31, 2023

Investment Income:
Interest Income	$49,356
Dividend Income (less foreign taxes of $85)	16,787
Total Investment Income	66,143

Expenses:
Investment Advisory Fees	16,665
Distribution (12b-1) Fees - Class A	716
Shareholder Services Fees - Class A	429
Interest Expense on Securities Sold Short	81,429
Dividend Expense on Securities Sold Short	20,029
Miscellanous Expense	9,000
Total Expenses	128,268
Less: Expenses Waived by Advisor	(9,000)
Net Expenses	119,268
Net Investment Loss	(53,125)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments and Options Purchased	106,762
Capital Gain Distributions from Underlying Investment Companies	3,589
Securities Sold Short	(54,044)
Options Written	(39,649)
Total Net Realized Gain	16,658
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	147,014
Securities Sold Short	(49,275)
Options Written	(67,010)
Total Net Change in Unrealized Appreciation (Depreciation)	30,729
Net Realized and Unrealized Gain on Investments	47,387

Net Decrease in Net Assets Resulting From Operations	$(5,738)

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	December 31, 2023	December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net Investment Loss	$(53,125)	$(2,853)
Net Realized Gain (Loss) from Investments, Options and Securities Sold Short	13,069	(467,322)
Capital Gain Distributions from other Investment Companies	3,589	5,018
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options and Securities Sold Short	30,729	(6,164)
Net Decrease in Net Assets Resulting From Operations	(5,738)	(471,321)

Distributions to Shareholders:
From Return of Capital:
Class A	—	(697)
Institutional Class	—	(4,878)
Total Distributions to Shareholders	—	(5,575)

Shares of Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	63,101	116,294
Distributions Reinvested	—	697
Cost of Shares Redeemed	(4,798)	(38,546)
	58,303	78,445
Institutional Class Shares:
Proceeds from Shares Issued	463,931	1,677,068
Distributions Reinvested	—	3,759
Cost of Shares Redeemed	(206,840)	(4,519,619)
	257,091	(2,838,792)

Net Increase (Decrease) from Beneficial Interest Transactions	315,394	(2,760,347)

Net Increase (Decrease) in Net Assets	309,656	(3,237,243)

Net Assets:
Beginning of Year	1,659,851	4,897,094
End of Year	$1,969,507	$1,659,851

Share Activity:
Class A Shares:
Shares Issued	7,208	12,657
Shares Reinvested	—	81
Shares Redeemed	(541)	(4,154)
Net increase in shares of beneficial interest outstanding	6,667	8,584

Institutional Class Shares:
Shares Issued	52,564	179,674
Shares Reinvested	—	438
Shares Redeemed	(23,549)	(487,056)
Net increase (decrease) in shares of beneficial interest outstanding	29,015	(306,944)

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Decathlon Market Neutral Fund
	Class A
	For the	For the	For the Period *
	Year Ended	Year Ended	Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net Asset Value, Beginning of Year/Period	$8.69	$10.02	$10.00
From Operations:
Net investment income (loss) (a)	(0.28)	(0.05)	0.08
Net gain (loss) from investments (realized and unrealized)	0.25	(1.25)	0.12
Total from operations	(0.03)	(1.30)	0.20

Distributions to shareholders from:
Net investment income	—	—	(0.07)
Net realized gains	—	—	(0.11)
Return of capital	—	(0.03)	—
Total distributions	—	(0.03)	(0.18)
Net Asset Value, End of Year/Period	$8.66	$8.69	$10.02

Total Return (b)	(0.35)%	(13.00)%	1.96	% (e)(g)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$292	$235	$185
Ratio of gross expenses to average net assets (c,f)	7.25%	2.68%	1.49	% (h)
Ratio of net expenses to average net assets (c,f)	6.78%	2.68%	1.49	% (h)
Ratio of net investment income (loss) to average net assets (c,d)	(3.20)%	(0.57)%	1.10	% (h)
Portfolio turnover rate	348%	354%	293	% (g)

*	For the period April 19, 2021 (commencement of operations) through December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratio of net expenses to average net assets excluding interest expense and dividend expense(c):	1.30%	1.47%	1.49	% (h)

(g)	Not annualized.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Decathlon Market Neutral Fund
	Institutional Class
	For the	For the	For the Period *
	Year Ended	Year Ended	Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net Asset Value, Beginning of Year/Period	$8.72	$10.02	$10.00
From Operations:
Net investment income (loss) (a)	(0.25)	(0.01)	0.08
Net gain (loss) from investments (realized and unrealized)	0.25	(1.25)	0.13
Total from operations	—	(1.26)	0.21

Distributions to shareholders from:
Net investment income	—	—	(0.08)
Net realized gains	—	—	(0.11)
Return of capital	—	(0.04)	—
Total distributions	—	(0.04)	(0.19)
Net Asset Value, End of Year/Period	$8.72	$8.72	$10.02

Total Return (b)	0.00%	(12.60)%	2.11	% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,678	$1,425	$4,712
Ratio of gross expenses to average net assets (c,e)	6.86%	1.83%	1.24	% (g)
Ratio of net expenses to average net assets (c,e)	6.38%	1.83%	1.24	% (g)
Ratio of net investment income (loss) to average net assets (c,d)	(2.80)%	(0.07)%	1.13	% (g)
Portfolio turnover rate	348%	354%	293	% (f)

*	For the period April 19, 2021 (commencement of operations) through December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio of net expenses to average net assets excluding interest expense and dividend expense(c):	0.90%	1.17%	1.24	% (g)

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.	ORGANIZATION

Decathlon Market Neutral Fund, formerly BCM Market Neutral Fund and BCM Decathlon Moderate Fund (“Fund”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks capital gains. The Fund commenced operations on April 19, 2021.

The Fund currently offers two classes of shares: Class A and Institutional Class. Class A shares of the Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 4.75%. Institutional Class shares of the Fund are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of exchange traded funds (“ETFs”), mutual funds, or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$400,411	$—	$—	$400,411
Exchange-Traded Funds	726,894	—	—	726,894
Preferred Stocks	71	—	—	71
Corporate Bonds	—	7,800	—	7,800
Short-Term Investments	1,140,291	—	—	1,140,291
Total Assets	$2,267,667	$7,800	$—	$2,275,467
Liabilities *
Call Options Written	(74,098)	(34,950)	—	(109,048)
Securities Sold Short	(831,373)	—	—	(831,373)
Total Liabilities	$(905,471)	$(34,950)	$—	$(940,421)

*	Refer to the Schedule of Investments, and Schedule of Securities Sold Short for industry classifications/asset classes.

The Fund did not hold any Level 3 securities as of fiscal year end.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2022 or expected to be taken in the Fund’s December 31, 2023 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. The Company is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Company’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2023:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Written	Equity	Options Written, at value	$(109,048)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the year ended December 31, 2023:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$672
Options Written	Equity	Net Realized Loss on Options Written	(39,649)
Options Purchased	Equity	Net Change in Unrealized Depreciation on Investments and Options Purchased	(775)
Options Written	Equity	Net Change in Unrealized Depreciation on Options Written	(67,010)

The notional value of the derivative instruments outstanding as of December 31, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

3.	RISKS

Exchange-Traded Funds (“ETFs”) – The Fund invests in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk: Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

4.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2023, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,543,026 and $3,482,377, respectively.

5.	INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Fund. The Advisor has engaged Beaumont Capital Management, LLC (the “Sub-Advisor”) to serve as the sub-advisor to the Fund whereby the Sub-Advisor will direct investment activities of the Fund. The Sub-Advisor is paid by the Advisor and not the Fund.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% (previously 1.24% through July 15, 2022) of the Fund’s average daily net assets. For the year ended December 31, 2023, the Fund paid $16,665 in advisory fees from which the Advisor pays all operating expenses of the Fund, with the exception of Rule 12b-1 distribution fees, Class A shareholder servicing fees, brokerage fees and commissions, non-recurring and extraordinary expenses, borrowing costs and short selling costs.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, UFS provides administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares pursuant to which the Fund pays fees to Ceros Financial Services, Inc. (“Ceros” or “Distributor”), an affiliate of the Advisor, to provide distribution and/or shareholder services to the Fund. Under the Rule 12b-1 Plan, Class A shares of the Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Class A shares as compensation to the Distributor for providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the year ended December 31, 2023 pursuant to the Rule 12b-1 Plan, the Class A shares of the Fund paid $716, which was paid out to brokers and dealers.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year ended December 31, 2023, the Distributor received $1,936 in underwriting commissions for sales of Class A shares of the Fund, of which $254 was retained by the principal underwriter.

The Board has approved shareholder servicing fees with respect to Class A shares of the Fund. A monthly service fee is calculated by the Fund at an annual rate of 0.15% of the average daily net assets of Class A and is paid to service providers to provide compensation for ongoing shareholder servicing activities or service and/or account maintenance services not otherwise required to be provided by the Advisor. During the year ended December 31, 2023, the Class A shares of the Fund paid $429, which was paid out to brokers and dealers.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the year ended December 31, 2023, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund and received $2,459 in trade commissions.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2023, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$1,337,519	$134,420	$(136,893)	$(2,473)

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended December 31, 2022 and December 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Return of Capital	$—	$5,575
	$—	$5,575

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(437,527)	$—	$(2,473)	$(440,000)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$425,175	$12,352	$437,527	$8,751

Permanent book and tax differences, primarily attributable to net operating losses and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023, as follows:

Paid In	Accumulated
Capital	Deficit
$(51,501)	$51,501

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2023, National Financial Services LLC and Charles Schwab held approximately 43% and 33% respectively of the Fund for the benefit of its customers.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of its net assets in the corresponding investment below. The Fund may redeem its investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. At December 31, 2023, the Fund was invested in the following:

Investment	Percentage of Net Assets
Fidelity Money Market Government Portfolio, Class I	34.9%

10.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements. However, the Fund ceased operations on February 29, 2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Decathlon Market Neutral Fund and
Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Decathlon Market Neutral Fund (the “Fund”), a series of Advisors Preferred Trust, as of December 31, 2023, the related statement of operations, statement of changes in net assets and the financial highlights for year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the periods ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Emphasis of a Matter

As described in Note 11 of the financial statements, on February 5, 2024, the Board of Trustees of Advisors Preferred Trust approved the liquidation of Decathlon Market Neutral Fund on February 29, 2024. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Advisors Preferred, LLC since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2024

Decathlon Market Neutral Fund
EXPENSE EXAMPLE (Unaudited)
December 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Table 1. Actual Expenses

The “Actual Expenses” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Decathlon Market Neutral Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Decathlon Market Neutral Fund
Table 1
	Annualized	Beginning	Ending Account
Actual	Expense	Account Value	Value	Expenses Paid During Period *
Expenses	Ratio	7/1/2023	12/31/2023	7/1/2023-12/31/2023
Class A	6.13%	$1,000.00	$989.70	$30.74
Institutional Class	5.77%	$1,000.00	$990.90	$28.95

Table 2
Hypothetical	Annualized	Beginning	Ending Account
(5% return before	Expense	Account Value	Value	Expenses Paid During Period *
expenses)	Ratio	7/1/2023	12/31/2023	7/1/2023-12/31/2023
Class A	6.13%	$1,000.00	$994.30	$30.81
Institutional Class	5.77%	$1,000.00	$996.12	$29.03

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the numbers of days in the fiscal year (365).

Decathlon Market Neutral Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, since November 2012	Principal, Ranson & Associates (business consultancy) (Since 2003)	23	Northern Lights Fund Trust IV (40 series) (Since July 2015)
Felix Rivera Born: 1963	Trustee	Indefinite, since November 2012	Managing Partner, Independent Channel Advisors, LLC consultancy Practice), (since January 2011)	23	Centerstone Investors Trust (2 series) (2016 to 2021), Alpha Alternative Assets Fund (since November 2022), Roundhill ETF Trust (since October 2023)
David Feldman Born: 1963	Trustee	Indefinite, Since September 2017	Independent Consultant (since January 2015). Head of Intermediary Sales, Baron Capital Inc. (February 2010 to December 2014)	23	None

1.	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 1145 Research Blvd., Suite 530, Rockville, MD 20850.

2.	The “Fund Complex” consists of the series of the Trust.

AP 12/31/23 v1

Decathlon Market Neutral Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

Interested Trustees and Officers

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee
Catherine Ayers-Rigsby(3) Born: 1948	Trustee, Chairperson , President	Indefinite; since November 2012	CEO, Advisors Preferred, LLC (since April 2011); President, Ceros Financial Services, Inc. (broker/dealer) (since August 2009) ; President, Atcap Partners, LLC (investment adviser) (since July 2011)	23	None
Brian S. Humphrey(4) Born: 1972	Trustee	Indefinite; since November 2012	Managing Director, Ceros Financial Services, Inc (since January 2011);	23	None
Christine Casares Born: 1975	Treasurer	One Year; since May 2019	Vice President, Tax Administration, Ultimus Fund Solutions, LLC (since January 2016); Assistant Vice President, Tax Administration (February 2012 – January 2016)	N/A	N/A
Angela Holland Born: 1970	Chief Compliance Officer	One Year; since July 2020	Chief Compliance Officer, Advisors Preferred, LLC (since March 2022); Chief Compliance Officer, Ceros Financial Services, Inc. (since January 2016), Chief Compliance Office, AtCap Partners, LLC (investment adviser) (since March 2022) and Innovation X Advisors, Inc. (investment adviser) (since July 2022); Compliance Manager, Advisors Preferred, LLC (April 2012-March 2022); Compliance Manager, AtCap April 2012-March 2022)	N/A	N/A
Jimmy Chao Born: 1971	Assistant Treasurer	One Year; Since November 2017	Assistant Vice President, Fund Administration Ultimus Fund Solutions, LLC (since April 2012)	N/A	N/A
Jeff Meacham Born: 1976	Assistant Treasurer	One Year; since November 2021	Trader, Ceros Financial Services, Inc.	N/A	N/A
Daniel Gibson Born: 1984	Assistant Treasurer & Secretary	One Year; since November 2021; One Year; Since October 2022	Trader/Dealers & Commissions Specialist, Ceros Financial Services, Inc.	N/A	N/A
Teresa M. Ritchie Born: 1959	Assistant Secretary	One Year since October 2022	Legal Administration, Ultimus Fund Solutions, LLC since May 2012)	N/A	N/A

1.	The address of each Trustee is Advisors Preferred Trust, 1445 Research Blvd., Suite 530, Rockville, MD 20850. The address of D, Gibson, A. Holland and J. Meacham is Advisors Preferred Trust. The address of C. Casares, J. Chao, and T. Ritchie is Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.

2.	The “Fund Complex” consists of the series of the Trust.

3.	Ms. Ayers-Rigsby is an interested Trustees because she is an officer of the Trust, an officer of the Trust’s investment adviser and an officer of the Trust’s principal underwriter.

4.	Mr. Humphrey is an interested Trustee because he is an officer of the Trust’s principal underwriter.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge by calling toll- free 1-833-786-1121.

AP 12/31/23 v1

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-833-786-1121

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-786-1121 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-786-1121.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Beaumont Capital Management, LLC
125 Newbury Street, 4th Floor
Boston, MA 02116

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BCM-AR23

(b) Not applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $11,500

2022 –$11,000

(b)	Audit-Related Fees

2023 – None

2022 - None

(c)	Tax Fees

2023 - $3,100

2022 –$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023 2022

Audit-Related Fees:       100% 100%

Tax Fees:                      100% 100%

All Other Fees:              100% 100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $3,100

2022 –$3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 3/4/24

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 3/4/24